Related parties - Key management personnel remuneration (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Short-term benefits
Wages	$ 9	$ 9	$ 12
Direct and indirect benefits	1	1	2
Profit sharing program ("PLR")	10	8	9
Total short- term benefits	20	18	23
Long-term benefits
Shares based	12	12	8
Severance	1	7	3
Total short and long-term benefits	$ 33	$ 37	$ 34